Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 346,152	$ 172,027
Less: allowance for expected credit losses	(17,308)	(9,117)
Accounts receivable, net	$ 328,844	$ 162,910